RECLASSIFICATIONS AND REVISIONS TO MARCH 31, 2025 CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
RECLASSIFICATIONS AND REVISIONS TO MARCH 31, 2025 CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 – RECLASSIFICATIONS AND REVISIONS TO MARCH 31, 2025 CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Reclassifications

Certain prior year amounts in the Consolidated Financial Statements and the notes thereto have been reclassified where necessary to conform to the current period’s presentation. These reclassifications did not affect the prior period’s total assets, total liabilities, stockholders’ equity, net income, or net cash provided by operating activities.

Revisions to March 31, 2025 Condensed Consolidated Financial Statements

During the preparation of the financial statements for the three months and six months period ended June 30, 2025, the Company identified revisions in the previously issued financial statements for the three months ended March 31, 2025. These revisions related to lease modifications during the three months ended March 31, 2025 as well as separate revisions related to the timing of expense recognition for invoices received and certain prepaid assets. These items were identified as part of management’s review of the financial results for the three and six months ended June 30, 2025. The amounts of the revisions to the March 31, 2025 consolidated financial statements were not deemed to be material by management.

The revisions to the three months ended March 31, 2025 consolidated financial statements are as follows:

Financial Statement Line Item	As Previously Reported	Revisions	As Revised
Right of use asset	$799,739	$324,352	$1,124,091
Other current assets	$180,328	$104,106	$284,434
Total Assets	$8,455,666	$428,458	$8,884,124

Operating lease liabilities – current	$236,343	$44,453	$280,796
Operating lease liabilities - non-current	$592,587	$280,924	$873,511
Accrued expenses	$390,461	$106,954	$497,415
Total Liabilities	$1,648,085	$432,331	$2,080,416

Retained earnings	$(3,534,238)	$(3,873)	$(3,538,111)
Total Equity	$6,807,581	$(3,873)	$6,803,708